Postretirement health care benefit plan liabilities (Detail) (Other Postretirement Benefit Plans Defined Benefit [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	$ 6,811	$ 6,939
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent	$ 176,800	$ 174,050